OTHER LIABILITIES - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other liabilities [Abstract]
Schedule of Other Non-Current Liabilities

	As of December 31,
	2025	2024

(i) Other liabilities - Non current

Post-employment benefits	703,788	573,834
Other employee benefits	70,657	73,502
Asset retirement obligation (note 19) (1)	128,990	80,543
Other	52,677	38,082

Other liabilities – Non-current	956,112	765,961
The carrying value of these liabilities approximates the fair value.
(1) The asset in connection with this liability is included in Property, plant and equipment.

Schedule of Other Liabilities Recognized in Statement of Financial Position
The amounts recognized in the consolidated statement of financial position are determined as follows:

	Post-employment benefits
	As of December 31,
	2025	2024

Present value of obligations	1,707,549	1,456,677
Fair value of plan assets	(1,211,079)	(1,032,356)
Asset ceiling	207,318	149,513

Net liability (asset) in the statement of financial position	703,788	573,834
Changes in the liability recognized in the consolidated statement of financial position are as follows:

	Post-employment benefits
	As of December 31,
	2025	2024

At the beginning of the year	1,456,677	1,975,462
Transfers, new participants and funding of the plan	(15)	157
Total expense	191,730	166,827
Remeasurements	48,726	(136,137)
Translation differences	178,167	(399,929)
Contributions paid	(167,736)	(149,703)
At the end of the year	1,707,549	1,456,677

Changes in fair value of the plan assets are as follows:

	Fair value of plan assets
	As of December 31,
	2025	2024

At the beginning of the year	1,032,356	1,525,330
Expected return on assets	21,905	(177,519)
Interest income	133,724	109,350
Translation differences	128,992	(330,283)
Funding of the plan	16,936	13,111
Contributions paid	(122,834)	(107,633)
At the end of the year	1,211,079	1,032,356

The major categories of plan assets are as follows:

	Fair value of plan assets
	As of December 31,
	2025	2024

Usiminas shares	36,946	29,305
Non-US government securities	861,452	716,909
Fixed income	94,747	81,821
Investments funds	215,233	202,987
Others	2,701	1,334
At the end of the year	1,211,079	1,032,356

Schedule of Amounts Recognized in Income Statement
The amounts recognized in the consolidated income statement are as follows:

	Post-employment benefits
	Year ended December 31,
	2025	2024

Current service cost	14,711	17,260
Interest cost (income), net	43,295	40,217
Interest on Asset ceiling/ Onerous liability	20,357	16,678

Total included in income statement	78,363	74,155

The amounts recognized in other comprehensive income are as follows:

	Post-employment benefits
	Year ended December 31,
	2025	2024

Remeasurements
Effect of changes in demographic assumptions	(16,152)	66,333
Effect of changes in financial assumptions	63,102	(236,205)
Effect of experience adjustments	1,776	33,735
Change in asset ceiling	19,056	(42,157)
Expected return on assets	(21,905)	177,519

Total included in other comprehensive income	45,877	(775)

Schedule of Principal Actuarial Assumptions
The principal actuarial assumptions used were as follows:

	Year ended December 31,
Mexico	2025	2024

Discount rate	9.50%	10.25%
Compensation growth rate	6.00% - 7.00%	6.00% - 7.00%

	Year ended December 31,
Argentina	2025	2024

Discount rate	5.70% - 7.00%	6.00% - 7.00%
Compensation growth rate	2.00% - 3.00%	2.00% - 3.00%

	Year ended December 31,
Brazil	2025	2024

Discount rate	7.29% - 7.81%	7.46% - 8.10%
Compensation growth rate	0.90% - 2.90%	0.50% - 2.90%
Long-term increase in medical service costs	4.75%	4.75%
Expected return on plan assets	11.40% - 11.94%	11.76% - 12.42%

Schedule of Sensitivity of the Defined Benefit Obligation to Changes in the Weighted Principal Assumptions
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is as follows:

	Impact on defined benefit obligation
	Change in assumption	Increase in assumption	Decrease in assumption

Discount rate	1.00%	-7.0%	8.1%
Compensation growth rate	1.00%	0.8%	-0.9%
Pension growth rate	1.00%	0.3%	-0.4%
Life expectancy	1 year	1.0%	-1.0%

Schedule of Other Current Liabilities

	As of December 31,
	2025	2024

(ii) Other liabilities - Current
Payroll and social security payable	162,022	184,805
VAT liabilities	24,063	37,259
Other tax liabilities	69,510	60,373
Termination benefits	119	128
Related Parties (Note 26)	470	463
Asset retirement obligation (Note 19)	16,084	17,818
Dividends payable	8,677	1,967
Put option liability (note 3 (e))	298,450	263,201
Others	60,391	63,664

Other liabilities – Current	639,786	629,678